SIGNIFICANT ACCOUNTING POLICIES - Financial Instruments and Revenue recognition (Details)	12 Months Ended
Dec. 31, 2021
Promotion services
Disaggregation of Revenue [Line Items]
Period of revenue recognition	1 year
Listing services | Minimum [Member]
Disaggregation of Revenue [Line Items]
Service period	1 month
Listing services | Maximum [Member]
Disaggregation of Revenue [Line Items]
Service period	3 months
Analytics services | Maximum [Member]
Disaggregation of Revenue [Line Items]
Service period	1 year